Other Financial Information	12 Months Ended
Dec. 31, 2012
Other Financial Information [Abstract]
Other financial information
NOTE 26: OTHER FINANCIAL INFORMATION

The Company's 8.125% Senior Notes issued on January 28, 2011 are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance II (US) Inc, Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C. The Company's 8  7 / 8 % First Priority Ship Mortgage Notes issued on November 2, 2009 and July 10, 2012, are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C., which are designated as unrestricted subsidiaries or those not required by the indenture (see Note 11). The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. All subsidiaries, except for the non-guarantor Navios Logistics and its subsidiaries, are 100% owned.
See Note 3 for a discussion of changes to Navios Holdings' voting power and economic interest in Navios Acquisition. On and after March 30, 2011, following the Navios Acquisition Share Exchange, Navios Acquisition is no longer a subsidiary of Navios Holdings. These condensed consolidated statements of Navios Holdings, the guarantor subsidiaries and the non-guarantor subsidiaries have been prepared in accordance on an equity basis as permitted by U.S. GAAP.

The Company revised the classification of certain amounts in its condensed statements of cash flows as presented in this note. Specifically, the Company revised the classification of: (i) certain cash transfers between group subsidiaries; (ii) immaterial amounts between the “Navios Maritime Holdings Inc. Issuer” and “Non-Guarantor Subsidiaries” columns related to the inclusion of a single non-guarantor subsidiary; (iii) dividends paid from affiliate company; (iv) loan proceeds/repayments to/from affiliate company; and (v) amount paid for warrant exercise of a subsidiary. The impact of these revisions compared with amounts previously reported for the year ended December 31, 2011 was: (a) an increase in cash inflows from operating activities and from financing activities by $5,034 and $21,823 respectively,  and an increase in cash outflows from investing activities by $26,857 for Navios Maritime Holdings Inc. Issuer; (b) an increase in cash inflows from operating activities and an increase in cash outflows from financing activities for the guarantor subsidiaries by $68,000; and (c) a decrease in cash inflows from operating activities by $44,125, an increase in cash outflows from investing activities by $752 and an increase in cash inflows from financing activities by $44,877 for the non-guarantor subsidiaries. The impact of these revisions compared with amounts previously reported for the year ended December 31, 2010 was: (a) a decrease in cash inflows from operating activities by $39,894, an increase in cash outflows from investing activities by $77,038 and a decrease in cash outflows from financing activities by $116,932 for Navios Maritime Holdings Inc. Issuer; (b) a decrease in cash outflows from operating activities and a decrease in cash inflows from financing activities by $231,039 for the guarantor subsidiaries; and (c) a decrease in cash inflows from operating activities by $145,994, an increase in cash outflows from investing activities by $6,151 and an increase in cash  inflows from financing activities by $152,145 for the non-guarantor subsidiaries. The Company determined the revisions as presented in this note are not material to the consolidated financial statements taken as a whole. There was no impact on the Company's consolidated statements of cash flows.

The Company also revised its condensed consolidated financial statements, as presented in this note, as of December 31, 2011 and 2010 to reclassify immaterial amounts between the “Navios Maritime Holdings Inc. Issuer” and “Non-Guarantor Subsidiaries” columns related to a single non-guarantor subsidiary.

Income Statement for the year ended December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries		Non Guarantor Subsidiaries		Eliminations		Total
Revenue	$—		$364,364		$252,130		$—	$616,494
Time charter, voyage and logistic business expenses	—		(162,273)		(107,006)		—	(269,279)
Direct vessel expenses	—		(45,484)		(72,306)		—	(117,790)
General and administrative expenses	(12,391)		(24,003)		(14,937)		—	(51,331)
Depreciation and amortization	(2,818)		(77,281)		(28,107)		—	(108,206)
Interest income,expense and finance cost, net	(70,757)		(12,357)		(20,365)		—	(103,479)
Loss on derivatives	—		(196)		—		—	(196)
Gain on sale of assets	—		323		—		—	323
Other (expense)/income, net	(276)		169,138		(7,752)		—	161,110
(Loss) / income before equity in net earnings of affiliated companies	(86,242)		212,231		1,657		—	127,646
Income from subsidiaries	228,833		1,547		—		(230,380)	—
Equity in net earnings of affiliated companies	32,894		13,002		2,332		—	48,228
Income before taxes	175,485		226,780		3,989		(230,380)	175,874
Income taxes	—		(277)		(35)		—	(312)
Net income	175,485		226,503		3,954		(230,380)	175,562
Less: Net income attributable to the noncontrolling interest	—		—		(77)		—	(77)
Net income attributable to Navios Holdings common stockholders	$175,485		$226,503		$3,877		$(230,380)	$175,485

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	$(566)	$		$		$		$(566)
Reclassification to investments in affiliates	(6,158)		—		—		—	(6,158)
Total other comprehensive loss	(6,724)		—		—		—	(6,724)
Total comprehensive income	168,761		226,503		3,954		(230,380)	168,838
Comprehensive income attributable to noncontroling interest	—		—		(77)		—	(77)
Total other comprehensive income attributable to Navios Holdings common stockholders	$168,761		$226,503		$3,877		$(230,380)	$168,761

Income Statement for the year ended December 31, 2011	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Revenue	$—	$408,756	$280,599	$—	$689,355
Time charter, voyage and logistic business expenses	—	(163,809)	(109,503)	—	(273,312)
Direct vessel expenses	—	(40,819)	(76,450)	—	(117,269)
General and administrative expenses	(15,473)	(22,320)	(15,059)	—	(52,852)
Depreciation and amortization	(2,810)	(70,221)	(34,364)	—	(107,395)
Interest income, expense and finance cost, net	(61,376)	(15,831)	(25,854)	—	(103,061)
Loss on derivatives	—	(165)	—	—	(165)
Gain on sale of assets	—	38,787	35	—	38,822
Loss on bond extinguishment	(21,199)	—	—	—	(21,199)
Loss on change in control	(35,325)	—	—	—	(35,325)
Other income/ (expense), net	181	(2,203)	(9,547)	—	(11,569)
(Loss) / income before equity in net earnings of affiliated companies	(136,002)	132,175	9,857	—	6,030
Income from subsidiaries	155,325	9,838	—	(165,163)	—
Equity in net earnings of affiliated companies	21,488	12,451	1,307	—	35,246
Income before taxes	40,811	154,464	11,164	(165,163)	41,276
Income tax (expense)/benefit	—	(292)	348	—	56
Net income	40,811	154,172	11,512	(165,163)	41,332
Less: Net income attributable to the noncontrolling interest	—	—	(506)	—	(506)
Preferred stock dividends attributable to the noncontrolling interest	—	—	12	—	12
Preferred stock dividends of subsidiary	—	—	(27)	—	(27)
Net income attributable to Navios Holdings common stockholders	$40,811	$154,172	$10,991	$(165,163)	$40,811

Other comprehensive loss
Unrealized holdings loss on investments in available for sale	$(26,458)	$—	$—	$—	$(26,458)
Total other comprehensive loss	(26,458)	—	—	—	(26,458)
Total comprehensive income	14,353	154,172	11,497	(165,163)	14,859
Comprehensive income attributable to noncontrolling interest	—	—	(506)	—	(506)
Total comprehensive income attributable to Navios Holdings common stockholders	$14,353	$154,172	$10,991	$(165,163)	$14,353

Income Statement for the year ended December 31, 2010	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Revenue	$—	$430,714	$249,204	$—	$679,918
Time charter, voyage and logistic business expenses	—	(202,526)	(83,216)	—	(285,742)
Direct vessel expenses	—	(30,065)	(67,860)	—	(97,925)
General and administrative expenses	(15,661)	(20,801)	(22,142)	—	(58,604)
Depreciation and amortization	(2,811)	(61,763)	(37,219)	—	(101,793)
Interest income,expense and finance cost, net	(70,040)	(9,478)	(22,862)	—	(102,380)
Gain/(loss) on derivatives	5,888	(1,824)	—	—	4,064
Gain on sale of assets	—	55,379	53	—	55,432
Gain on change in control	17,742	—	—	—	17,742
Other expense	3,891	(1,352)	(8,153)	—	(5,614)
(Loss)/income before equity in net earnings of affiliated companies	(60,991)	158,284	7,805	—	105,098
Income from subsidiaries	185,446	15,221	—	(200,667)	—
Equity in net earnings of affiliated companies	21,302	18,059	1,224	—	40,585
Income before taxes	145,757	191,564	9,029	(200,667)	145,683
Income tax	—	(350)	(64)	—	(414)
Net income	145,757	191,214	8,965	(200,667)	145,269
Less: Net loss attributable to the noncontrolling interest	—	—	488	—	488
Net income attributable to Navios Holdings common stockholders	$145,757	$191,214	$9,453	$(200,667)	$145,757

Other comprehensive income
Unrealized holdings gain on investments in available for sale	$17,468	$—	$—	$—	$17,468
Total other comprehensive income	17,468	—	—	—	17,468
Total comprehensive income	163,225	191,214	8,965	(200,667)	162,737
Comprehensive loss attributable to noncontrolling interest	—	—	488	—	488
Total comprehensive income attributable to Navios Holdings common stockholders	$163,225	$191,214	$9,453	$(200,667)	$163,225

Balance Sheet as of December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$79,213	$133,116	$45,539	$—	$257,868
Restricted cash	14,278	10,426	—	—	24,704
Accounts receivable, net	—	56,599	29,122	—	85,721
Intercompany receivables	49,852	—	71,379	(121,231)	—
Due from affiliate companies	1,300	49,974	—	(437)	50,837
Prepaid expenses and other current assets	—	27,502	23,935	—	51,437
Total current assets	144,643	277,617	169,975	(121,668)	470,567
Vessels, port terminal and other fixed assets, net	—	1,390,455	356,038	—	1,746,493
Loan receivable from affiliate company	35,000	—	—	—	35,000
Investments in subsidiaries	1,626,699	276,042	—	(1,902,741)	—
Investment in available for sale securities	—	559	—	—	559
Investment in affiliates	187,008	442	9,841	—	197,291
Long term receivable from affiliate companies	—	57,701	—	—	57,701
Other long term assets	16,212	29,077	19,168	—	64,457
Goodwill and other intangibles	95,183	110,690	163,521	—	369,394
Total non-current assets	1,960,102	1,864,966	548,568	(1,902,741)	2,470,895
Total assets	$2,104,745	$2,142,583	$718,543	$(2,024,409)	$2,941,462

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$—	$25,440	$38,481	$—	$63,921
Accrued expenses	18,142	40,411	17,128	—	75,681
Deferred income and cash received in advance	—	12,322	3,004	—	15,326
Due to affiliate companies	—	—	437	(437)	—
Intercompany payables	—	115,335	5,896	(121,231)	—
Current portion of capital lease obligations	—	—	1,353	—	1,353
Current portion of long term debt	5,433	27,593	69	—	33,095
Total current liabilities	23,575	221,101	66,368	(121,668)	189,376
Long term debt, net of current portion	874,794	249,794	200,529	—	1,325,117
Capital lease obligations, net of current portion	—	—	23,759	—	23,759
Unfavorable lease terms	—	32,006	—	—	32,006
Other long term liabilities and deferred income	—	19,211	10,432	—	29,643
Deferred tax liability	—	—	18,522	—	18,522
Total non-current liabilities	874,794	301,011	253,242	—	1,429,047
Total liabilities	898,369	522,112	319,610	(121,668)	1,618,423
Noncontrolling interest	—	—	116,663	—	116,663
Total Navios Holdings stockholders' equity	1,206,376	1,620,471	282,270	(1,902,741)	1,206,376
Total liabilities and stockholders' equity	$2,104,745	$2,142,583	$718,543	$(2,024,409)	$2,941,462

Balance Sheet as of December 31, 2011	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$74,160	$56,406	$40,530	$—	$171,096
Restricted cash	2,597	3,802	—	—	6,399
Accounts receivable, net	—	69,536	31,850	—	101,386
Intercompany receivables	77,997	—	65,247	(143,244)	—
Due from affiliate companies	1,300	50,254	—	(2,150)	49,404
Prepaid expenses and other current assets	—	28,503	14,186	—	42,689
Total current assets	156,054	208,501	151,813	(145,394)	370,974
Deposit for vessel acquisitions	—	63,814	—	—	63,814
Vessels, port terminal and other fixed assets, net	—	1,349,622	418,324	—	1,767,946
Loan receivable from affiliate company	40,000	—	—	—	40,000
Investments in subsidiaries	1,397,866	274,494	—	(1,672,360)	—
Investment in available for sale securities	82,572	332	—	—	82,904
Investment in affiliates	107,127	233	9,728	—	117,088
Other long term assets	15,543	33,882	18,064	—	67,489
Goodwill and other intangibles	98,001	137,649	167,959	—	403,609
Total non-current assets	1,741,109	1,860,026	614,075	(1,672,360)	2,542,850
Total assets	$1,897,163	$2,068,527	$765,888	$(1,817,754)	$2,913,824

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$—	$28,529	$23,584	$—	$52,113
Accrued expenses	16,878	30,809	16,183	—	63,870
Deferred income and cash received in advance	—	23,235	5,322	—	28,557
Dividends payable	6,149	—	—	—	6,149
Intercompany payables	—	105,160	38,084	(143,244)	—
Due to affiliate companies	—	—	2,150	(2,150)	—
Current portion of capital lease obligations	—	—	31,221	—	31,221
Current portion of long term debt	7,382	54,142	8,569	—	70,093
Total current liabilities	30,409	241,875	125,113	(145,394)	252,003
Long term debt, net of current portion	807,648	352,717	223,099	—	1,383,464
Other long term liabilities and deferred income	—	35,140	3,072	—	38,212
Unfavorable lease terms	—	44,825	—	—	44,825
Deferred tax liability	—	—	19,628	—	19,628
Total non-current liabilities	807,648	432,682	245,799	—	1,486,129
Total liabilities	838,057	674,557	370,912	(145,394)	1,738,132
Noncontrolling interest	—	—	116,586	—	116,586
Total Navios Holdings stockholders' equity	1,059,106	1,393,970	278,390	(1,672,360)	1,059,106
Total liabilities and stockholders' equity	$1,897,163	$2,068,527	$765,888	$(1,817,754)	$2,913,824

Cash flow statement for the year ended December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by operating activities	$28,203	$177,162	$28,481	$—	$233,846
Cash flows from investing activities
Cash acquired through asset acquisition	—	—	33	—	33
Acquisition of General Partner units	—	—	(1,472)	—	(1,472)
Proceeds from sale of assets	—	67,500	—	—	67,500
Loan proceeds to affiliate company	(5,000)	(6,120)	—	—	(11,120)
Acquisition of vessels	—	(38,357)	—	—	(38,357)
Loan repayment from affiliate company	10,000	—	—	—	10,000
Purchase of property, equipment and other fixed assets	—	(1,667)	(17,666)	—	(19,333)
Net cash provided by/(used in) investing activities	5,000	21,356	(19,105)	—	7,251
Cash flows from financing activities
Issuance of common stock	93	—	—	—	93
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	84,965	—	—	—	84,965
Proceeds from long term loans, net of finance costs	—	50,372	—	—	50,372
Repayment of long-term debt and payment of principal	(23,405)	(181,703)	(31,070)	—	(236,178)
Increase in restricted cash	(11,681)	(7,942)	—	—	(19,623)
Transfer to/from other group subsidiaries	(45,687)	17,465	28,222	—	—
Payments of obligations under capital leases	—	—	(1,519)	—	(1,519)
Dividends paid	(32,435)	—	—	—	(32,435)
Net cash used in financing activities	(28,150)	(121,808)	(4,367)	—	(154,325)
Net increase in cash and cash equivalents	5,053	76,710	5,009	—	86,772
Cash and cash equivalents, beginning of year	74,160	56,406	40,530	—	171,096
Cash and cash equivalents, end of year	$79,213	$133,116	$45,539	$—	$257,868

Cash flow statement for the year ended December 31, 2011	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by operating activities	$54,896	$24,979	$28,068	$(1,300)	$106,643
Cash flows from investing activities
Acquisition of General Partner units	—	—	(2,052)	—	(2,052)
Proceeds from sale of assets	—	120,000	—	—	120,000
Decrease in restricted cash	—	—	778	—	778
Acquisition of vessels	—	(51,526)	(4,533)	—	(56,059)
Deposits for vessel acquisitions	—	(63,774)	(2,995)	—	(66,769)
Purchase of property, equipment and other fixed assets	—	(530)	(70,598)	—	(71,128)
Loan repayment from affiliate company	6,000	—	—	—	6,000
Loan proceeds to affiliate company	(33,609)	—	—	—	(33,609)
Deconsolidation of Navios Acquisition	—	—	(72,425)	—	(72,425)
Net cash (used in)/provided by investing activities	(27,609)	4,170	(151,825)	—	(175,264)
Cash flows from financing activities
Issuance of common stock	415	—	—	—	415
Acquisition of noncontrolling interest	—	—	(8,638)	—	(8,638)
Decrease/(increase) in restricted cash	13,129	(12,788)	(625)	—	(284)
Proceeds from long term loans, net of finance costs	18,578	62,002	3,032	—	83,612
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	340,981	—	193,207	—	534,188
Repayment of senior notes	(300,000)	—	—	—	(300,000)
Repayment of long-term debt and payment of principal	(28,064)	(48,646)	(171,777)	—	(248,487)
Acquisition of treasury stock	(221)	—	—	—	(221)
Payments of obligations under capital leases	—	—	(1,040)	—	(1,040)
Transfer to/from other group subsidiaries	21,823	(68,000)	46,177	—	—
Dividends paid	(26,091)	—	(2,447)	1,300	(27,238)
Net cash provided by/(used in) financing activities	40,550	(67,432)	57,889	1,300	32,307
Increase/(decrease) in cash and cash equivalents	67,837	(38,283)	(65,868)	—	(36,314)
Cash and cash equivalents, beginning of year	6,323	94,689	106,398	—	207,410
Cash and cash equivalents, end of year	$74,160	$56,406	$40,530	$—	$171,096

Cash flow statement for the year ended December 31, 2010	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$136,451	$(34,282)	$86,472	$—	$188,641
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired	(140,268)	—	(35,683)	77,038	(98,913)
Receipts from investment in finance lease	—	180	—	—	180
Proceeds from sale of assets	—	484,082	—	—	484,082
Decrease in restricted cash	65,324	—	2,335	—	67,659
Acquisition of General Partner units			(6,151)		(6,151)
Acquisition of vessels	—	(91,253)	(131,520)	—	(222,773)
Deposits for vessel acquisitions	—	(252,228)	(91,015)	—	(343,243)
Purchase of property, equipment and other fixed assets	—	(876)	(15,885)	—	(16,761)
Net cash provided by/(used in) investing activities	(74,944)	139,905	(277,919)	77,038	(135,920)
Cash flows from financing activities
Issuance of common stock	415	—	—	—	415
Transfer to/from other group subsidiaries	39,894	(231,039)	191,145	—	—
Repurchase of preferred stock	(49,016)	—	—	—	(49,016)
Preferred shares issuance costs	(14)	—	(1,805)	—	(1,819)
Dividends to noncontrolling shareholders	—	—	(470)	—	(470)
Proceeds from long term loans, net of finance costs	30,448	230,569	182,159	—	443,176
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	—	—	400,000	—	400,000
Repayment of long-term debt and payment of principal	(156,925)	(36,537)	(610,935)	—	(804,397)
Proceeds from warrant exercise	—	—	74,978	(77,038)	(2,060)
Proceeds from equity offering, net of fees	—	—	33,402	—	33,402
Repurchase of convertible bond	(29,100)	—	—	—	(29,100)
Decrease/(increase) in restricted cash	20,616	(2,704)	(250)	—	17,662
Dividends paid	(27,037)	—	—	—	(27,037)
Net cash (used in)/provided by financing activities	(170,719)	(39,711)	268,224	(77,038)	(19,244)
(Decrease)/increase in cash and cash equivalents	(109,212)	65,912	76,777	—	33,477
Cash and cash equivalents, beginning of year	115,535	28,777	29,621	—	173,933
Cash and cash equivalents, end of year	$6,323	$94,689	$106,398	$—	$207,410